Cover	May 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	INNOVATE CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35210
Entity Tax Identification Number	54-1708481
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 1660
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	212
Local Phone Number	235-2691
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001006837
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VATE
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true